GLOBAL INCOME FUND, INC.
                                11 Hanover Square
                            New York, New York 10005


July 20, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     Re: Global Income Fund, Inc. Commission File No. 811-08025 Proxy Solicitation Material for Annual Meeting of Stockholders

Ladies and Gentlemen:

     On behalf of Global Income Fund, Inc. (the "Fund"), transmitted herewith for filing via the EDGAR filing system are the preliminary forms of the Notice of Annual Meeting of Stockholders and Proxy Statement (the "Annual Meeting Proxy Statement") and Proxy on Schedule 14A in connection with the Fund's Annual Meeting of Stockholders in the form in which that material is expected to be furnished to stockholders.

     Should you have any questions or comments concerning the Annual Meeting Proxy Statement, please contact R. Darrell Mounts, Esq. of Kirkpatrick & Lockhart Preston Gates Ellis LLP, counsel to the Fund, at 1-202-778-9298.

Very truly yours,

/s/ John F. Ramirez
-------------------
John F. Ramirez
Secretary



Enclosures

VIA EDGAR